UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2015

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2015

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$120,753,161	15.69%
Farallon Capital Offshore Investors, Inc.	125,884,684	16.35
Luxor Capital Partners, LP	33,924,482	4.41
Oceanwood Opportunities Fund L.P.	93,943,130	12.20
Sowood Alpha Fund LP(1)	175,764	0.02
Total Event Driven Arbitrage	374,681,221	48.67

Fixed Income Arbitrage
FFIP, L.P.	122,782,345	15.95
Parsec Trading Corp.	64,738,938	8.41
Total Fixed Income Arbitrage	187,521,283	24.36

Global Macro
Absolute Return Capital Partners, L.P.	42,389,196	5.51
Total Global Macro	42,389,196	5.51

Long/Short Credit
DW Catalyst Onshore Fund, LP	66,691,220	8.66
Total Long/Short Credit	66,691,220	8.66

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	21,210,886	2.76
Total Multi-Strategy/ GTAA	21,210,886	2.76

Volatility Arbitrage
Capstone Vol (Offshore) Limited	35,773,777	4.65
Total Volatility Arbitrage	35,773,777	4.65

Total investments in Portfolio Funds (cost $529,323,327)	728,267,583	94.61

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 42,343,938)	42,343,938	5.50

Total investments (cost $571,667,265)	$770,611,521	100.11%

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2015

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $769,781,852

3 Rate disclosed is the 7-day effective yield as of 4/30/2015.

The aggregate cost of investments for tax purposes was $599,090,579. Net unrealized appreciation on investments for tax purposes was $171,520,942 consisting of $173,807,435 of gross unrealized appreciation and $2,286,493 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.61% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2015

Investments	Fair Value	Percentage of Members' Capital(1)

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$66,383,690	12.73%
Centerbridge Credit Partners, L.P.	52,016,152	9.97
Davidson Kempner Distressed Opportunities Fund LP	69,178,666	13.26
Silver Point Capital Fund, L.P.	1,894,866	0.36
Watershed Capital Partners, L.P.	61,141,880	11.72
Total Distressed - Long Biased	250,615,254	48.04

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	97,473,361	18.69
Aurelius Capital Partners, LP	91,875,122	17.61
King Street Capital, L.P.	53,946,138	10.34
Total Distressed - Variable Biased	243,294,621	46.64

Total investments in Portfolio Funds (cost $311,593,204)	493,909,875	94.68

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 28,473,066)	28,473,066	5.46

Total investments (cost $340,066,270)	$522,382,941	100.14%

1 Percentages are based on Members’ Capital of $521,641,348.

2 Rate disclosed is the 7-day effective yield as of 4/30/2015.

The aggregate cost of investments for tax purposes was $417,937,513. Net unrealized appreciation on investments for tax purposes was $104,445,428 consisting of $108,847,288 of gross unrealized appreciation and $4,401,860 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.68% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2015

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$73,467,528	6.16%
Sansar Capital Holdings, Ltd(1)	139,424	0.01
Spindrift Partners, L.P.	748,835	0.06
Total Directional Equity	74,355,787	6.23

Equity Hedged - Generalist
Conatus Capital Partners LP	107,421,489	9.00
Eminence Partners, L.P.	55,266,788	4.63
Eton Park Fund, L.P.	34,890,910	2.93
Highfields Capital II LP	30,996,100	2.60
Lakewood Capital Partners, LP	39,732,420	3.33
Moon Capital Global Equity Fund, LP	40,930,006	3.43
MW TOPS Fund	96,529,938	8.09
Route One Fund I, L.P.	14,451,207	1.21
Turiya Fund LP	77,183,016	6.47
Viking Global Equities LP	172,102,699	14.43
Total Equity Hedged - Generalist	669,504,573	56.12

Equity Hedged - Sector Specialist
Cadian Fund LP	94,629,741	7.93
Crescent Park Partners, L.P.	34,060,953	2.86
Long Pond Capital QP Fund, LP.	58,479,079	4.90
North River Partners, L.P.	101,248,308	8.49
Total Equity Hedged - Sector Specialist	288,418,081	24.18

Short-Biased Equity
Copper River Partners, L.P.(1)	169,638	0.01
GMO Tactical Opportunities Fund (Onshore)	9,294,285	0.78
Kriticos International Limited	37,162,423	3.12
Total Short-Biased Equity	46,626,346	3.91

Total investments in Portfolio Funds (cost $792,001,095)	1,078,904,787	90.44

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 38,960,732)	38,960,732	3.26

Total investments (cost $830,961,827)	$1,117,865,519	93.70%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2015

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $1,193,003,026.

3 Rate disclosed is the 7-day effective yield as of 4/30/2015.

The aggregate cost of investments for tax purposes was $923,755,465. Net unrealized appreciation on investments for tax purposes was $194,110,054 consisting of $208,428,966 of gross unrealized appreciation and $14,318,912 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 90.44% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2015:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$93,943,130	$280,738,091	$374,681,221
Fixed Income Arbitrage	—	64,738,938	122,782,345	187,521,283
Global Macro	—	42,389,196	—	42,389,196
Long/Short Credit	—	—	66,691,220	66,691,220
Multi-Strategy/GTAA	—	21,210,886	—	21,210,886
Volatility Arbitrage	—	35,773,777	—	35,773,777
Money Market Investment	42,343,938	—	—	42,343,938
Total Investments	$42,343,938	$258,055,927	$470,211,656	$770,611,521

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$250,615,254	$250,615,254
Distressed - Variable Biased	—	—	243,294,621	243,294,621
Money Market Investment	28,473,066	—	—	28,473,066
Total Investments	$28,473,066	$—	$493,909,875	$522,382,941

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Directional Equity	$—	$73,467,528	$888,259	$74,355,787
Equity Hedged - Generalist	—	243,683,847	425,820,726	669,504,573
Equity Hedged - Sector Specialist	—	101,248,308	187,169,773	288,418,081
Short-Biased Equity	—	46,456,708	169,638	46,626,346
Money Market Investment	38,960,732	—	—	38,960,732
Total Investments	$38,960,732	$464,856,391	$614,048,396	$1,117,865,519

During the period February 1, 2015 through April 30, 2015 there were no transfers into or out of Level 1, Level 2 or Level 3. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending April 30, 2015.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Fixed Income Arbitrage	Long/Short Credit	Total
Beginning Balance as of 1/31/15	$271,819,008	$121,508,810	$65,209,899	$458,537,717
Realized Gain	—	—	—	—
Change in Unrealized Appreciation	8,919,083	1,273,535	1,481,321	11,673,939
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending Balance as of 04/30/15	$280,738,091	$122,782,345	$66,691,220	$470,211,656

Aetos Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/15	$243,788,130	$237,431,185	$481,219,315
Realized Gain	2,465	—	2,465
Change in Unrealized Appreciation	5,078,532	5,863,436	10,941,968
Purchases	1,750,000	—	1,750,000
Sales	(3,873)	—	(3,873)
Transfers Into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance as of 04/30/15	$250,615,254	$243,294,621	$493,909,875

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Beginning Balance as of 1/31/15	$991,964	$417,896,485	$163,290,494	$169,638	$582,348,581
Realized Gain	—	175,699	5,174,928	—	5,350,627
Change in Unrealized Appreciation/ (Depreciation)	(103,705)	9,556,940	3,704,351	—	13,157,586
Purchases	—	—	25,000,000	—	25,000,000
Sales	—	(1,808,398)	(10,000,000)	—	(11,808,398)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 04/30/15	$888,259	$425,820,726	$187,169,773	$169,638	$614,048,396

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at April 30, 2015 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Fixed Income Arbitrage	Long/Short Credit	Total
Change in unrealized appreciation	$8,919,083	$1,273,535	$1,481,321	$11,673,939

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$5,081,099	$5,863,436	$10,944,535

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Change in unrealized appreciation/depreciation	$(103,705)	$9,691,676	$6,221,153	$—	$15,809,124

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 22, 2015

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 22, 2015

* Print the name and title of each signing officer under his or her signature.